STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Brazil - 3.7%
Ambev SA	82,979	$188,183
B3 SA - Brasil Bolsa Balcao	102,833	257,940
Banco BTG Pactual SA	26,521	240,731
Banco do Brasil SA	57,483	237,611
Banco Santander Brasil SA	75,772	416,570
Centrais Eletricas Brasileiras SA	23,077	227,724
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,259	229,916
Embraer SA	13,720	206,074
Equatorial Energia SA	16,029	111,131
Petroleo Brasileiro SA - Petrobras	74,844	473,343
Rede D'Or Sao Luiz SA (a)	21,079	167,055
Vale SA	58,582	633,783
WEG SA	40,020	274,382
		3,664,443

Chile - 0.5%
Falabella SA	46,000	272,719
Latam Airlines Group SA (b)	9,256,384	210,366
		483,085

Czech Republic - 0.2%
CEZ AS	3,295	204,521

Greece - 0.2%
National Bank of Greece SA	16,940	245,921

Hungary - 0.5%
OTP Bank Nyrt	5,149	444,708

India - 25.9%(c)
Adani Enterprises Ltd.	5,510	155,510
Adani Ports & Special Economic Zone Ltd.	15,018	237,392
Adani Power Ltd. (b)	128,915	210,022
Apollo Hospitals Enterprise Ltd.	1,860	155,208
Asian Paints Ltd.	9,494	251,281
Avenue Supermarts Ltd. (a)(b)	4,711	237,458
Axis Bank Ltd.	53,290	679,173
Bajaj Auto Ltd.	2,175	212,592
Bajaj Finance Ltd.	50,525	568,421
Bajaj Finserv Ltd.	10,908	246,493
Bajaj Holdings & Investment Ltd.	868	119,727
Bharat Electronics Ltd.	68,658	312,364

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1% (CONTINUED)	Shares	Value
India - 25.9%(c) (Continued)
Bharti Airtel Ltd.	53,126	$1,123,925
Britannia Industries Ltd.	1,973	133,128
Cholamandalam Investment and Finance Co. Ltd.	8,498	154,170
Cipla Ltd.	11,073	187,479
Coal India Ltd.	33,733	148,151
Divi's Laboratories Ltd.	2,329	149,240
Dixon Technologies India Ltd.	700	128,681
Dr Reddy's Laboratories Ltd.	10,949	150,901
Eicher Motors Ltd.	2,757	217,529
Eternal Ltd. (b)	142,898	523,865
Grasim Industries Ltd.	6,749	209,557
HCL Technologies Ltd.	17,549	273,763
HDFC Bank Ltd.	276,800	2,964,754
HDFC Life Insurance Co. Ltd. (a)	19,783	168,544
Hindalco Industries Ltd.	25,593	219,629
Hindustan Aeronautics Ltd.	3,460	184,966
Hindustan Unilever Ltd.	15,145	428,890
ICICI Bank Ltd.	132,047	2,004,751
Indian Hotels Co. Ltd.	16,660	135,154
Infosys Ltd.	61,950	1,005,978
InterGlobe Aviation Ltd. (a)	3,939	248,193
ITC Ltd.	143,031	646,862
Jio Financial Services Ltd.	58,562	193,385
JSW Steel Ltd.	16,474	212,018
Kotak Mahindra Bank Ltd.	26,518	595,148
Larsen & Toubro Ltd.	19,137	788,639
Mahindra & Mahindra Ltd.	17,465	674,101
Maruti Suzuki India Ltd.	2,363	426,591
Max Healthcare Institute Ltd.	13,797	173,215
Nestle India Ltd.	12,696	164,854
NTPC Ltd.	80,967	310,458
Oil & Natural Gas Corp. Ltd.	54,366	146,648
Power Finance Corp. Ltd.	27,462	126,889
Power Grid Corp. of India Ltd.	80,447	253,920
REC Ltd.	24,733	103,861
Reliance Industries Ltd.	120,655	1,853,539
SBI Life Insurance Co. Ltd. (a)	8,032	161,981
Shree Cement Ltd.	539	177,656
Shriram Finance Ltd. (b)	26,418	183,313
State Bank of India	67,122	659,550
Sun Pharmaceutical Industries Ltd.	19,896	357,255
Suzlon Energy Ltd. (b)	236,928	146,898
Tata Consultancy Services Ltd.	17,006	553,225

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1% (CONTINUED)	Shares	Value
India - 25.9%(c) (Continued)
Tata Consumer Products Ltd.	12,142	$154,434
Tata Motors Ltd.	38,768	296,997
Tata Power Co. Ltd.	33,429	146,327
Tata Steel Ltd.	146,974	279,369
Tech Mahindra Ltd.	10,718	169,035
Titan Co. Ltd.	7,017	266,095
Trent Ltd.	3,971	209,197
TVS Motor Co. Ltd.	4,703	182,142
UltraTech Cement Ltd.	2,255	310,407
Varun Beverages Ltd.	26,489	132,372
Vedanta Ltd.	27,682	145,224
Wipro Ltd.	52,802	142,352
		25,490,846

Indonesia - 1.4%
Bank Central Asia Tbk PT	1,058,410	484,271
Bank Rakyat Indonesia Persero Tbk PT	1,380,341	323,032
Barito Renewables Energy Tbk PT	314,370	176,851
Chandra Asri Pacific Tbk PT	441,856	204,821
Dian Swastatika Sentosa Tbk PT (b)	30,000	191,179
		1,380,154

Kuwait - 1.2%
Kuwait Finance House KSCP	243,564	633,824
National Bank of Kuwait SAKP	165,984	576,462
		1,210,286

Malaysia - 1.1%
CIMB Group Holdings Bhd	146,078	254,773
Malayan Banking Bhd	135,488	319,042
Public Bank Bhd	273,431	281,325
Tenaga Nasional Bhd	67,521	212,101
		1,067,241

Mexico - 3.6%
America Movil SAB de CV	544,128	571,062
Cemex SAB de CV	293,052	263,392
Fomento Economico Mexicano SAB de CV	42,499	418,759
Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,520	177,111
Grupo Comercial Chedraui SAB de CV	19,421	154,363
Grupo Financiero Banorte SAB de CV	56,007	562,501
Grupo Mexico SAB de CV - Class B	127,227	1,107,101
Wal-Mart de Mexico SAB de CV	100,048	309,101
		3,563,390

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1% (CONTINUED)	Shares	Value
Peru - 0.3%
Credicorp Ltd.	1,051	$279,860

Philippines - 0.3%
International Container Terminal Services, Inc.	20,186	163,569
SM Investments Corp.	11,593	146,406
		309,975

Poland - 1.3%
Allegro.eu SA (a)(b)	21,369	209,272
Bank Polska Kasa Opieki SA	4,162	200,047
Dino Polska SA (a)(b)	9,668	116,373
ORLEN SA	11,421	271,868
Powszechna Kasa Oszczednosci Bank Polski SA	17,339	336,223
Powszechny Zaklad Ubezpieczen SA	11,490	171,845
		1,305,628

Qatar - 0.8%
Industries Qatar QSC	41,473	142,382
Qatar Islamic Bank QPSC	35,268	231,504
Qatar National Bank QPSC	90,117	459,866
		833,752

Saudi Arabia - 6.8%
ACWA Power Co. (b)	4,578	261,359
Al Rajhi Bank	79,032	2,259,141
Alinma Bank	44,048	314,780
Banque Saudi Fransi	37,250	177,301
Elm Co.	534	127,512
Etihad Etisalat Co.	11,204	201,811
Riyad Bank	34,735	251,931
SABIC Agri-Nutrients Co.	3,202	101,775
Saudi Arabian Mining Co. (b)	28,310	483,132
Saudi Arabian Oil Co. (a)	122,976	807,335
Saudi Awwal Bank	20,137	172,256
Saudi Basic Industries Corp.	17,640	289,516
Saudi National Bank	76,047	794,497
Saudi Telecom Co.	38,396	451,308
		6,693,654

South Africa - 4.7%
Absa Group Ltd.	17,072	179,014
Bid Corp. Ltd.	6,670	166,943
Capitec Bank Holdings Ltd.	1,798	361,682

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1% (CONTINUED)	Shares	Value
South Africa - 4.7% (Continued)
Discovery Ltd.	6,727	$76,735
FirstRand Ltd.	102,056	458,927
Gold Fields Ltd.	17,495	738,589
Impala Platinum Holdings Ltd.	17,940	229,106
MTN Group Ltd.	32,763	275,080
Naspers Ltd. (b)	3,165	1,146,269
Sanlam Ltd.	35,987	174,184
Shoprite Holdings Ltd.	10,987	174,322
Standard Bank Group Ltd.	26,081	356,994
Valterra Platinum Ltd.	4,491	321,254
		4,659,099

South Korea - 15.7%
Alteogen, Inc. (b)	591	192,921
Celltrion, Inc.	2,719	336,036
Doosan Enerbility Co. Ltd. (b)	7,984	356,792
Hana Financial Group, Inc.	4,959	308,203
Hanwha Aerospace Co. Ltd.	654	516,003
Hanwha Ocean Co. Ltd. (b)	1,800	141,506
HD Hyundai Electric Co. Ltd.	426	176,709
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	840	246,064
Hyundai Mobis Co. Ltd.	1,049	223,176
Hyundai Motor Co.	2,402	368,077
Hyundai Rotem Co. Ltd.	1,200	187,306
Kakao Corp.	5,482	232,869
KB Financial Group, Inc.	6,443	530,392
Kia Corp.	4,130	296,419
Krafton, Inc. (b)	400	83,390
KT&G Corp.	1,643	156,448
LG Chem Ltd.	811	160,691
NAVER Corp.	2,273	434,981
POSCO Holdings, Inc.	1,305	256,712
Samsung Biologics Co. Ltd. (a)(b)	263	186,887
Samsung C&T Corp.	1,335	175,647
Samsung Electronics Co. Ltd.	98,392	5,883,674
Samsung Fire & Marine Insurance Co. Ltd.	578	186,000
Samsung Heavy Industries Co. Ltd. (b)	12,000	187,306
Samsung Life Insurance Co. Ltd.	1,419	158,380
Samsung SDI Co. Ltd.	1,146	167,442
Shinhan Financial Group Co. Ltd.	8,199	413,734
SK Hynix, Inc.	9,847	2,438,853
SK Square Co. Ltd. (b)	1,582	227,200
Woori Financial Group, Inc.	12,000	221,945
		15,451,763

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1% (CONTINUED)	Shares	Value
Taiwan - 23.9%
Accton Technology Corp.	8,317	$285,165
Alchip Technologies Ltd.	1,365	155,185
ASE Technology Holding Co. Ltd.	56,327	303,092
Asia Vital Components Co. Ltd.	4,785	154,016
Asustek Computer, Inc.	11,118	244,773
Cathay Financial Holding Co. Ltd.	152,262	327,724
Chunghwa Telecom Co. Ltd.	72,878	319,221
CTBC Financial Holding Co. Ltd.	301,543	424,444
Delta Electronics, Inc.	31,710	888,521
E.Sun Financial Holding Co. Ltd.	244,441	267,475
Elite Material Co. Ltd.	5,000	200,965
Evergreen Marine Corp. Taiwan Ltd.	30,877	181,343
Fubon Financial Holding Co. Ltd.	133,947	388,067
Hon Hai Precision Industry Co. Ltd.	201,881	1,430,747
Hua Nan Financial Holdings Co. Ltd.	182,439	177,183
KGI Financial Holding Co. Ltd.	6,175	3,029
Lite-On Technology Corp.	37,028	209,572
MediaTek, Inc.	24,562	1,059,749
Mega Financial Holding Co. Ltd.	189,862	264,753
Quanta Computer, Inc.	45,741	435,228
Realtek Semiconductor Corp.	7,903	142,616
Taiwan Mobile Co. Ltd.	41,460	148,275
Taiwan Semiconductor Manufacturing Co. Ltd.	326,248	13,969,212
TS Financial Holding Co. Ltd.	400,000	236,236
Uni-President Enterprises Corp.	78,608	202,207
United Microelectronics Corp.	199,519	298,185
Wistron Corp.	51,278	236,386
Wiwynn Corp.	1,621	176,311
Yageo Corp.	29,114	162,392
Yuanta Financial Holding Co. Ltd.	218,478	249,818
		23,541,890

Thailand - 1.8%
Advanced Info Service PCL	22,410	201,244
Bangkok Dusit Medical Services PCL	150,603	95,274
CP ALL PCL	112,126	163,492
Delta Electronics Thailand PCL	92,775	453,783
Gulf Development PCL (b)	132,159	177,408
Kasikornbank PCL	40,408	208,867
PTT PCL	258,112	264,843
SCB X PCL	49,770	197,360
		1,762,271

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1% (CONTINUED)	Shares	Value
United Arab Emirates - 2.3%
Abu Dhabi Commercial Bank PJSC	58,000	$230,228
Abu Dhabi Islamic Bank PJSC	43,198	256,150
Aldar Properties PJSC	76,864	198,383
Dubai Electricity & Water Authority PJSC	181,522	133,928
Dubai Islamic Bank PJSC	102,192	266,536
Emaar Properties PJSC	138,842	493,293
Emirates NBD Bank PJSC	49,660	328,539
Emirates Telecommunications Group Co. PJSC	70,261	360,386
		2,267,443

United Kingdom - 0.7%
Anglogold Ashanti PLC	9,762	685,957

United States - 0.2%
Southern Copper Corp.	1,808	219,448
TOTAL COMMON STOCKS (Cost $69,636,756)		95,765,335

PREFERRED STOCKS - 2.7%
Brazil - 1.9%
Banco Bradesco SA	104,303	347,268
Itau Unibanco Holding SA	107,753	790,192
Itausa SA	112,216	243,102
Petroleo Brasileiro SA - Petrobras	86,445	509,193
		1,889,755

India - 0.0%(d)
TVS Motor Co. Ltd., 6.00%, 09/01/2026 (b)(e)	18,812	2,119

South Korea - 0.8%
Samsung Electronics Co. Ltd.	16,498	780,776
TOTAL PREFERRED STOCKS (Cost $2,378,341)		2,672,650

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.05%(f)	275,105	275,105
TOTAL MONEY MARKET FUNDS (Cost $275,105)		275,105

TOTAL INVESTMENTS - 100.1% (Cost $72,290,202)		$98,713,090
Liabilities in Excess of Other Assets - (0.1)%		(122,974)
TOTAL NET ASSETS - 100.0%		$98,590,116
Percentages are stated as a percent of net assets.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,303,098 or 2.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,119 or 0.0% of net assets as of September 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

STRIVE EMERGING MARKETS EX-CHINA ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive Emerging Markets Ex-China ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$95,765,335	$—	$—	$95,765,335
Preferred Stocks	2,670,531	—	2,119(a)	2,670,531
Money Market Funds	275,105	—	—	275,105
Total Investments	$98,710,971	$—	2,199(a)	$98,710,971
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.